Interests in Subsidiaries - Summary of Interests in Subsidiaries (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Benitec Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Benitec Limited
Principal place of business	United Kingdom
Country of incorporation	United Kingdom
Ownership percentage in subsidiary	100.00%	100.00%	100.00%
Benitec Australia Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Benitec Australia Limited (subsidiary of Benitec Limited)
Principal place of business	Australia
Country of incorporation	Australia
Ownership percentage in subsidiary	100.00%	100.00%	100.00%
Benitec, Inc. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Benitec, Inc.
Principal place of business	USA
Country of incorporation	USA
Ownership percentage in subsidiary	100.00%	100.00%	100.00%
Benitec LLC [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Benitec LLC (subsidiary of Benitec Inc)
Principal place of business	USA
Country of incorporation	USA
Ownership percentage in subsidiary	100.00%	100.00%	100.00%
RNAi Therapeutics, Inc. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	RNAi Therapeutics, Inc.
Principal place of business	USA
Country of incorporation	USA
Ownership percentage in subsidiary	100.00%	100.00%	100.00%
Tacere Therapeutics, Inc. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of subsidiary	Tacere Therapeutics, Inc.
Principal place of business	USA
Country of incorporation	USA
Ownership percentage in subsidiary	100.00%	100.00%	100.00%